Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document type	6-K
Entity file number	001-36810
Entity registrant name	CMB.TECH NV
Entity central index key (CIK)	0001604481
Amendment flag	false
Document fiscal year focus	2026
Document fiscal period focus	Q2
Current fiscal year end date	--12-31
Document period end date	Jun. 30, 2026